THE ADVISORS' INNER CIRCLE FUND II

                          FROST CORE GROWTH EQUITY FUND
                        FROST DIVIDEND VALUE EQUITY FUND
                 FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
                        FROST HOOVER SMALL-MID CAP EQUITY
                         FROST INTERNATIONAL EQUITY FUND
                          FROST LOW DURATION BOND FUND
                          FROST TOTAL RETURN BOND FUND
                            FROST MUNICIPAL BOND FUND
                     FROST LOW DURATION MUNICIPAL BOND FUND
                     FROST KEMPNER TREASURY AND INCOME FUND
                        FROST LKCM MULTI-CAP EQUITY FUND
                      FROST LKCM SMALL-MID CAP EQUITY FUND

                         SUPPLEMENT DATED APRIL 1, 2008
                                     TO THE
                            CLASS A SHARES PROSPECTUS
                               DATED APRIL 1, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE CLASS A SHARES PROSPECTUS.

1. Class A Shares of the Frost Municipal Bond Fund, the Frost Low Duration Municipal Bond Fund, the Frost Kempner Treasury and Income Fund, the Frost LKCM Multi-Cap Equity Fund and the Frost LKCM Small-Mid Cap Equity Fund are currently not available for purchase. To inquire about the date that these Funds expect to begin offering their Class A Shares to the public, please call 1-877-71-FROST.

2. Class A Shares of the Frost Core Growth Equity Fund, the Frost Dividend Value Equity Fund, the Frost Kempner Multi-Cap Deep Value Equity Fund, the Frost Hoover Small-Mid Cap Equity Fund, the Frost International Equity Fund, the Frost Low Duration Bond Fund and the Frost Total Return Bond Fund currently are not available for purchase.

         Class A Shares of these Funds are expected to be first offered to the public in connection with each Fund's succeeding to the assets and operations of a corresponding collective investment trust maintained by The Frost National Bank. Each Fund's acquisition of the assets of its corresponding collective investment trust is subject to the consent of the beneficiaries of the collective investment trust. Consequently, Class A Shares of the Funds will not be issued unless and until such consent is obtained. If such consent is obtained, it is expected that Class A Shares will become available to the public on or about July 1, 2008.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                                  FIA-SK-002-010

                       THE ADVISORS' INNER CIRCLE FUND II

                          FROST CORE GROWTH EQUITY FUND
                        FROST DIVIDEND VALUE EQUITY FUND
                 FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
                        FROST HOOVER SMALL-MID CAP EQUITY
                         FROST INTERNATIONAL EQUITY FUND
                          FROST LOW DURATION BOND FUND
                          FROST TOTAL RETURN BOND FUND
                            FROST MUNICIPAL BOND FUND
                     FROST LOW DURATION MUNICIPAL BOND FUND
                     FROST KEMPNER TREASURY AND INCOME FUND
                        FROST LKCM MULTI-CAP EQUITY FUND
                      FROST LKCM SMALL-MID CAP EQUITY FUND
                           (COLLECTIVELY, THE "FUNDS")

                         SUPPLEMENT DATED APRIL 1, 2008
                                     TO THE
                      INSTITUTIONAL CLASS SHARES PROSPECTUS
                               DATED APRIL 1, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE INSTITUTIONAL CLASS SHARES PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE INSTITUTIONAL CLASS SHARES PROSPECTUS.


Institutional Class Shares of the Funds currently are not available for purchase. It is expected that each Fund will begin offering its Institutional Class Shares to the public on or about April 28, 2008. The performance information, if any, presented for each Fund in the Prospectus is based on the performance of a corresponding common trust fund, which is expected to contribute all of its assets to its respective Fund as of the close of business on April 25, 2008.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                                 FIA-SK-001-0100